Cover	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity File Number	001-33886
Entity Registrant Name	ACORN ENERGY, INC.
Entity Central Index Key	0000880984
Entity Tax Identification Number	22-2786081
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4295 Hamilton Mill Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Buford
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30518
City Area Code	770
Local Phone Number	209-0012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ACFN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false